Average Annual Total Returns - Institutional Class - PIMCO Global Core Bond Hedged Portfolio	Institutional 1 Year		Institutional 5 Years		Institutional Since Inception		Institutional Inception Date		Bloomberg Barclays Global Aggregate (USD Hedged) Index (reflects no deductions for fees, expenses or taxes) 1 Year	Bloomberg Barclays Global Aggregate (USD Hedged) Index (reflects no deductions for fees, expenses or taxes) 5 Years	Bloomberg Barclays Global Aggregate (USD Hedged) Index (reflects no deductions for fees, expenses or taxes) Since Inception
Total	8.10%	[1]	5.59%	[1]	2.34%	[1]	May 02, 2011	[1]	5.58%	4.49%	4.25%

[1]	Since the Portfolio’s Institutional Class has not commenced operations as of the date of this prospectus, the bar chart and the table show performance of the Portfolio’s Administrative Class shares, which are offered in a separate prospectus. Although the Institutional Class and Administrative Class would have substantially similar annual returns (because they represent interests in the same portfolio of securities), Institutional Class and Administrative Class performance would differ to the extent that the Institutional Class has lower expenses.